Leases (Tables)	12 Months Ended
Dec. 31, 2020
Description of accounting policy for leases [text block] [Abstract]
Schedule of Right-of-use assets
	Offices	Vehicles	Total
Cost
Balance as of January 1, 2020	1,317	151	1,468
Deductions during the year	(17)	-	(17)
Additions during the year	-	56	56

Balance as of December 31, 2020	1,300	207	1,507

Accumulated Depreciation

Balance as of January 1, 2020	329	104	433
Additions during the year	336	33	369
	665	137	802

Balance as of December 31, 2020	635	70	705

Balance as of December 31, 2020 (convenience translation into U.S. dollars (Note 2d))	198	21	219
	Offices	Vehicles	Total
Cost
Balance as of January 1, 2019	1,317	297	1,614
Deductions during the year	-	(146)	(146)

Balance as of December 31, 2019	1,317	151	1,468

Accumulated Depreciation

Balance as of January 1, 2019	-	-	-
Additions during the year	329	104	433
	329	104	433

Balance as of December 31, 2019	988	47	1,035

Balance as of December 31, 2019 (convenience translation into U.S. dollars (Note 2d))	286	13	299

Schedule of impact on the comprehensive loss for the year
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2019	2020	2020
	NIS		U.S. dollars

Interest expenses on lease liabilities	128	88	27
Expense relating to short-term leases	196	-	-
Depreciation of right-of-use asset	433	369	115

	757	457	142

Schedule of lease liabilities
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Current	396	369	115
Non-current	677	391	121

Total lease liabilities	1,073	760	236

Schedule of maturity analysis of lease liabilities
			Convenience
			translation (Note 2d)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars

Year 1	435	413	129
Year 2	413	402	125
Year 3	320	7	2
Year 4	6	-	-

Total undiscounted cash payments	1,174	822	256